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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:  6/30/2011
                                                                -------------
                  Check here if Amendment[ ]: Amendment Number:
                                                               --------------

                           This Amendment (Check only one):
                           [ ] is a restatement
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/15/2011
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                             Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
               30
       -----------
Form 13F Information Table Value Total:
       $  308,511 (thousands)
       -----------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                             13F INFORMATION TABLE
                                   6/30/2011

            COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 Voting Authority

             NAME OF             TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER
             ISSUER               CLASS       CUSIP      (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
ACXIOM CORP                        COM        005125109    21,159   1,872,515   SH       SHARED-OTHER    1, 2         1,872,515
ALLIANCE HEALTHCARE SRVCS IN     COM NEW      018606202     2,159   1,375,240   SH       SHARED-OTHER    1, 2         1,375,240
AMERICAN MED ALERT CORP            COM        027904101     1,442     274,796   SH       SHARED-OTHER    1, 2           274,796
ANAREN INC                         COM        032744104     3,015     162,424   SH       SHARED-OTHER    1, 2           162,424
ARTHROCARE CORP                    COM        043136100    20,787     680,428   SH       SHARED-OTHER    1, 2           680,428
ATRICURE INC                       COM        04963C209    24,399   1,891,389   SH       SHARED-OTHER    1, 2         1,891,389
CARDIOVASCULAR SYS INC DEL         COM        141619106     4,570     313,891   SH       SHARED-OTHER    1, 2           313,891
CONVIO INC                         COM        21257W105    12,924   1,195,596   SH       SHARED-OTHER    1, 2         1,195,596
DG FASTCHANNEL INC                 COM        23326R109    14,565     722,119   SH       SHARED-OTHER    1, 2           722,119
DYNAMICS RESH CORP                 COM        268057106       279      20,427   SH       SHARED-OTHER    1, 2            20,427
ECHO GLOBAL LOGISTICS INC          COM        27875T101     8,728     652,298   SH       SHARED-OTHER    1, 2           652,298
ENDOLOGIX INC                      COM        29266S106    26,673   2,868,075   SH       SHARED-OTHER    1, 2         2,868,075
GIVEN IMAGING                    ORD SHS      M52020100    12,888     749,507   SH       SHARED-OTHER    1, 2           749,507
GLOBAL POWER EQUIPMENT GRP I  COM PAR $0.01   37941P306       854      33,739   SH       SHARED-OTHER    1, 2            33,739
GSI TECHNOLOGY                     COM        36241U106     8,732   1,596,259   SH       SHARED-OTHER    1, 2         1,596,259
GUIDANCE SOFTWARE INC              COM        401692108    10,249   1,257,568   SH       SHARED-OTHER    1, 2         1,257,568
INFORMATION SERVICES GROUP I       COM        45675Y104     4,644   2,623,961   SH       SHARED-OTHER    1, 2         2,623,961
INTERCLICK INC                   COM NEW      458483203     9,179   1,555,822   SH       SHARED-OTHER    1, 2         1,555,822
IXYS CORP                          COM        46600W106     5,154     413,006   SH       SHARED-OTHER    1, 2           413,006
MCCORMICK & SCHMICKS SEAFD R       COM        579793100     6,888     801,815   SH       SHARED-OTHER    1, 2           801,815
MEDIDATA SOLUTIONS INC             COM        58471A105    18,240     764,160   SH       SHARED-OTHER    1, 2           764,160
ONLINE RES CORP                    COM        68273G101     4,345   1,603,162   SH       SHARED-OTHER    1, 2         1,603,162
OBAGI MEDICAL PRODUCTS INC         COM        67423R108    14,377   1,491,398   SH       SHARED-OTHER    1, 2         1,491,398
SEACHANGE INTL INC                 COM        811699107     4,069     496,829   SH       SHARED-OTHER    1, 2           496,829
STR HLDGS INC                      COM        78478V100    16,382   1,541,076   SH       SHARED-OTHER    1, 2         1,541,076
TESSCO TECHNOLOGIES INC            COM        872386107     8,545     768,406   SH       SHARED-OTHER    1, 2           768,406
TIER TECHNOLOGIES INC              CL B       88650Q100    12,371   2,459,404   SH       SHARED-OTHER    1, 2         2,459,404
TNS INC                            COM        872960109     3,253     215,742   SH       SHARED-OTHER    1, 2           215,742
TRUE RELIGION APPAREL INC          COM        89784N104    20,642     704,041   SH       SHARED-OTHER    1, 2           704,041
VIASYSTEMS GROUP INC           COM PAR$.01    92553H803     6,999     311,185   SH       SHARED-OTHER    1, 2           311,185
TOTAL                                                     308,511  31,416,278                                        31,416,278